Insurance business (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Schedule of net insurance premium income and liabilities under insurance contracts

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	8,616	422	2,300	11,338
Reinsurers’ share of gross insurance premium income	(672)	(7)	—	(679)
Year ended 31 Dec 2018	7,944	415	2,300	10,659

Gross insurance premium income	8,424	351	2,027	10,802
Reinsurers’ share of gross insurance premium income	(1,016)	(7)	—	(1,023)
Year ended 31 Dec 2017	7,408	344	2,027	9,779

Gross insurance premium income	8,036	675	1,877	10,588
Reinsurers’ share of gross insurance premium income	(629)	(8)	—	(637)
Year ended 31 Dec 2016	7,407	667	1,877	9,951

1	Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	8,943	(446)	1,724	10,221
– claims, benefits and surrenders paid	3,852	1,088	1,869	6,809
– movement in liabilities	5,091	(1,534)	(145)	3,412
Reinsurers’ share of claims and benefits paid and movement in liabilities	(605)	191	—	(414)
– claims, benefits and surrenders paid	(311)	(181)	—	(492)
– movement in liabilities	(294)	372	—	78
Year ended 31 Dec 2018	8,338	(255)	1,724	9,807

Gross claims and benefits paid and movement in liabilities	8,894	1,413	2,901	13,208
– claims, benefits and surrenders paid	2,883	1,044	2,002	5,929
– movement in liabilities	6,011	369	899	7,279
Reinsurers’ share of claims and benefits paid and movement in liabilities	(942)	65	—	(877)
– claims, benefits and surrenders paid	(297)	(223)	—	(520)
– movement in liabilities	(645)	288	—	(357)
Year ended 31 Dec 2017	7,952	1,478	2,901	12,331

Gross claims and benefits paid and movement in liabilities	8,778	1,321	2,409	12,508
– claims, benefits and surrenders paid	2,828	749	2,017	5,594
– movement in liabilities	5,950	572	392	6,914
Reinsurers’ share of claims and benefits paid and movement in liabilities	(560)	(78)	—	(638)
– claims, benefits and surrenders paid	(112)	(14)	—	(126)
– movement in liabilities	(448)	(64)	—	(512)
Year ended 31 Dec 2016	8,218	1,243	2,409	11,870

1	Discretionary participation features.

Liabilities under insurance contracts
		Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	Footnotes	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2018		52,112	7,548	26,007	85,667
Impact on transition to IFRS 9		(69)	—	—	(69)
Claims and benefits paid		(3,852)	(1,088)	(1,869)	(6,809)
Increase in liabilities to policyholders		8,943	(446)	1,724	10,221
Exchange differences and other movements	2	149	(225)	(1,604)	(1,680)
Gross liabilities under insurance contracts at 31 Dec 2018		57,283	5,789	24,258	87,330
Reinsurers’ share of liabilities under insurance contracts		(2,438)	(68)	—	(2,506)
Net liabilities under insurance contracts at 31 Dec 2018		54,845	5,721	24,258	84,824

Gross liabilities under insurance contracts at 1 Jan 2017		46,043	6,949	22,281	75,273
Claims and benefits paid		(2,883)	(1,044)	(2,002)	(5,929)
Increase in liabilities to policyholders		8,894	1,413	2,901	13,208
Exchange differences and other movements	2	58	230	2,827	3,115
Gross liabilities under insurance contracts at 31 Dec 2017		52,112	7,548	26,007	85,667
Reinsurers’ share of liabilities under insurance contracts		(2,203)	(268)	—	(2,471)
Net liabilities under insurance contracts at 31 Dec 2017		49,909	7,280	26,007	83,196

1	Discretionary participation features.

2	‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.